Property and Equipment - Schedule of Capital Commitments Future Purchase of Equipment (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capital Commitments Future Purchase of Equipment [Line Items]
Total commitments	$ 40	$ 10
Later than one year [member]
Schedule of Capital Commitments Future Purchase of Equipment [Line Items]
Total commitments	$ 40	$ 10